Note 9 - Other Income	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
9	Other income

	2017	2016	2015
Government grant – Gold sale export incentive	2,446	1,104	-
Other	148	226	110
Total	2,594	1,330	110

Government grant – Gold sale export incentive

From
May, 2016
the Reserve Bank of Zimbabwe announced an export incentive on the gold proceeds received for all large scale gold mine producers. For fiscal
2017,
Blanket was awarded an increased export incentive of
3.5%
from the previous
2.5%
on all proceeds for gold sold to Fidelity Printers and Refiners Limited. All incentives granted by the Zimbabwean government were included in other income when determined receivable.